Goodwill - Schedule of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Goodwill [Abstract]
As of December 31, 2024
Additions	5,190
loss of control over discontinued operations	(5,190)
As of December 31, 2025